Subsidiaries	6 Months Ended
Jun. 30, 2026
Subsidiaries
Subsidiaries

6.Subsidiaries

For all periods that are mentioned in this report, the Company owns 100% of the shares of:

●	Nyxoah LTD, an Israeli company
●	Nyxoah PTY LTD, an Australian company
●	Nyxoah Inc, a US- based company
●	Nyxoah GmbH, a German company